VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 98.9%
Real Estate Investment Trusts : 98.9%
Alexander's, Inc. 138 $ 32,360
American Assets Trust, Inc. 2,493 50,658
Brandywine Realty Trust 7,588 31,642
BXP, Inc. 2,860 212,611
COPT Defense Properties 3,115 90,522
Cousins Properties, Inc. 5,493 158,967
Douglas Emmett, Inc. 5,794 90,213
Easterly Government
Properties, Inc. 2,080 47,694
Empire State Realty Trust, Inc. 6,753 51,728
Highwoods Properties, Inc. 2,989 95,110
Hudson Pacific Properties,
Inc. * 22,913 63,240
JBG SMITH Properties † 1,798 40,006
Kilroy Realty Corp. † 4,342 183,450
Kimco Realty Corp. 2,279 49,796
Net Lease Office Properties 809 23,995
Paramount Group, Inc. * 8,505 55,623
Piedmont Realty Trust, Inc. 6,527 58,743
Prologis, Inc. 762 87,264
Number
of Shares Value
Real Estate Investment Trusts (continued)
Realty Income Corp. 1,422 $ 86,443
Regency Centers Corp. 449 32,732
Rexford Industrial Realty, Inc. † 716 29,435
Simon Property Group, Inc. 472 88,580
SL Green Realty Corp. 2,844 170,100
Vornado Realty Trust 5,225 211,769
WP Carey, Inc. 819 55,340
Underline
Total Common Stocks
(Cost: $2,066,390) 2,098,021
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $52)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 52 52
Total Investments: 98.9%
(Cost: $2,066,442) 2,098,073
Other assets less liabilities: 1.1% 22,650
NET ASSETS: 100.0% $ 2,120,723
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $189,214.
(a) Rate shown is the 1-day yield as of 09/30/25.